[E.V. LOGO]

INVESTING FOR THE 21ST CENTURY                            [EARTH GRAPHIC]


Semiannual Report April 30, 1999


                                     EATON VANCE
                                      STRATEGIC
                                       INCOME
                                        FUND

[BOND GRAPHIC]
[SKY SCRAPERS GRAPHIC]

EATON VANCE STRATEGIC INCOME FUND AS OF APRIL 30, 1999

INVESTMENT UPDATE

[PHOTO]
Mark S. Venezia
Portfolio Manager

Investment Environment
-------------------------------------------------------------------------------
- The global and domestic high-yield bond markets -- key segments of the Portfolio's investment universe -- have rallied strongly since November 1998, rebounding from a series of global financial crises that had earlier driven fixed-income investors to the relative safety of U.S. Treasury bonds. By year-end, an economic recovery seemed underway in Asia, while stability was returning to selective Latin America economies.

- Brazil, a pivotal economy in Latin America, has staged a recovery in recent months. The Brazilian economic difficulties peaked in January when the government was forced to devalue the currency and abandon its pegged exchange rate. However, unlike the Russian and Asian traumas from the previous year, the effects of this crisis were limited to Brazil and its neighbor, Argentina. Since the devaluation, Brazil has secured International Monetary Fund (IMF) help and taken steps to improve its fiscal situation, helping to restore investor confidence in the emerging markets.

- Quality spreads on high-yield bonds, which had risen to more than 600 basis points (6.0%) over U.S. Treasuries in the volatile period of August-October 1998, have since tightened to approximately 450 basis points (4.5%) as of April 30, 1999, as confidence has returned to the credit markets.

- Asia's emerging economies have taken significant steps toward stability since the autumn chaos. The first step to correcting trade imbalances was reducing IMPORTS in 1998. More recently, markets have surged as EXPORTS have finally come back.

The Fund
-------------------------------------------------------------------------------
PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of 8.35% during the six months ended April 30, 1999.1 This return resulted from an increase in net asset value per share (NAV) to $9.54 on April 30, 1999 from $9.22 on October 31, 1998, and the reinvestment of $0.437 in dividend income.

- The Fund's Class B shares had a total return of 7.80% during the six months ended April 30, 1999.1 This return resulted from an increase in NAV to $9.02 on April 30, 1999 from $8.72 on October 31, 1998 and the reinvestment of $0.368 in dividend income.

- The Fund's Class C shares had a total return of 7.80% during the six months ended April 30, 1999.1 This return resulted from an increase in NAV to $11.39 on April 30, 1999 from $11.01 on October 31, 1998 and the reinvestment of $0.464 in dividend income.

RECENT PORTFOLIO DEVELOPMENTS

- The most significant change in the Portfolio during the period was an increased weighting in high-yield domestic bonds. The August-to-October market rout created excellent values. The Portfolio also took advantage of opportunities to increase its investments in Asia. The Portfolio established positions in the newly resurgent economies of Korea, Thailand and Malaysia.

- The Portfolio's exposure to Ecuador was eliminated, as were its investments in Argentina, due to the expected negative impact of the Brazilian crisis. As the global economy continues to recover, commodity prices have started to rebound. The Portfolio has established several commodity-sensitive positions in Mexico, Peru, Venezuela and Australia.

- The Portfolio also lightened its holdings in Bulgaria. Although full-scale Bulgarian involvement in the war in Yugoslavia is unlikely, the conflict has hindered Bulgarian trade and investment.

-------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Fund Information
as of April 30, 1999

Performance(2)              Class A       Class B        Class C
----------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------
One Year                     4.31%          3.46%          3.34%
Five Years                   N.A.           9.34           N.A.
Life of Fund+                5.43           6.82           9.48

SEC Average Annual Total Returns
(including sales charge or applicable CDSC)
----------------------------------------------------------------
One Year                    -0.65%         -1.30%          2.39%
Five Years                   N.A.           9.06           N.A.
Life of Fund+                1.46           6.82           9.48

+Inception date: Class A: (1/23/98); Class B: (11/26/90);
 Class C: (5/25/94)

(1) This return does not include the Fund's 4.75% maximum sales charge for Class A shares or the contingent deferred sales charges (CDSC) for Class B and Class C shares. 2 Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 4.75% sales charge; for Class B, returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year; for Class C, one-year returns reflect a 1% CDSC.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE STRATEGIC INCOME FUND AS OF APRIL 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 1999
Assets
-------------------------------------------------------
Investment in Strategic Income
   Portfolio, at value
   (identified cost, $137,932,990)        $ 137,893,554
Investment in High Income Portfolio, at
   value
   (identified cost, $43,087,732)            43,611,593
Receivable for Fund shares sold                 601,943
Deferred organization expenses                    3,617
-------------------------------------------------------
TOTAL ASSETS                              $ 182,110,707
-------------------------------------------------------
Liabilities
-------------------------------------------------------
Dividends payable                         $     766,021
Payable for Fund shares redeemed                156,389
Payable to affiliate for Trustees' fees              37
Other accrued expenses                           67,670
-------------------------------------------------------
TOTAL LIABILITIES                         $     990,117
-------------------------------------------------------
NET ASSETS                                $ 181,120,590
-------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------
Paid-in capital                           $ 193,325,516
Accumulated net realized loss from
   Portfolios (computed on the basis of
   identified cost)                         (14,456,049)
Accumulated undistributed net investment
   income                                     1,766,698
Net unrealized appreciation from
   Portfolios (computed on the basis of
   identified cost)                             484,425
-------------------------------------------------------
TOTAL                                     $ 181,120,590
-------------------------------------------------------
Class A Shares
-------------------------------------------------------
NET ASSETS                                $   3,465,483
SHARES OUTSTANDING                              363,156
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $        9.54
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of $9.54)        $       10.02
-------------------------------------------------------
Class B Shares
-------------------------------------------------------
NET ASSETS                                $ 153,099,202
SHARES OUTSTANDING                           16,965,983
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $        9.02
-------------------------------------------------------
Class C Shares
-------------------------------------------------------
NET ASSETS                                $  24,555,905
SHARES OUTSTANDING                            2,155,923
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $       11.39
-------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 1999
Investment Income
------------------------------------------------------
Interest allocated from Portfolios        $  8,183,544
Dividends allocated from Portfolios            214,061
Expenses allocated from Portfolios            (705,721)
------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIOS     $  7,691,884
------------------------------------------------------

Expenses
------------------------------------------------------
Distribution and service fees
   Class B                                $    669,854
   Class C                                     108,462
Trustees fees and expenses                       2,614
Transfer and dividend disbursing agent
   fees                                         80,896
Legal and accounting services                   19,829
Registration fees                               18,378
Printing and postage                            14,128
Custodian fee                                   12,638
Amortization of organization expenses            3,988
Miscellaneous                                   18,020
------------------------------------------------------
TOTAL EXPENSES                            $    948,807
------------------------------------------------------

NET INVESTMENT INCOME                     $  6,743,077
------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolios
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (1,101,210)
   Financial futures contracts                (831,916)
   Options                                     188,125
   Foreign currency transactions              (546,280)
------------------------------------------------------
NET REALIZED LOSS                         $ (2,291,281)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                            $  7,460,429
   Financial futures contracts                 107,302
   Options                                    (110,000)
   Foreign currency and forward foreign
      currency exchange contracts            1,016,721
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  8,474,452
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  6,183,171
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 12,926,248
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE STRATEGIC INCOME FUND AS OF APRIL 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       APRIL 30, 1999      YEAR ENDED
in Net Assets                             (UNAUDITED)         OCTOBER 31, 1998
-------------------------------------------------------------------------------
From operations --
   Net investment income                     $    6,743,077      $   11,629,772
   Net realized gain (loss)                      (2,291,281)            880,442
   Net change in unrealized appreciation
      (depreciation)                              8,474,452         (13,529,672)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $   12,926,248      $   (1,019,458)
-------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                $     (125,145)     $      (69,136)
      Class B                                    (6,105,318)        (11,029,458)
      Class C                                      (903,187)         (1,413,057)
   In excess of net investment income
      Class A                                            --              (2,776)
      Class C                                            --             (84,937)
-------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS          $   (7,133,650)     $  (12,599,364)
-------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                                $    1,559,610      $    2,660,681
      Class B                                    20,384,728          38,733,721
      Class C                                     6,434,352          20,456,268
   Issued in reorganization of EV
      Classic Strategic Income Fund                      --           8,399,641
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                        80,233              34,786
      Class B                                     2,594,630           5,045,715
      Class C                                       518,496           1,065,842
   Cost of shares redeemed
      Class A                                      (272,602)           (579,130)
      Class B                                   (13,353,128)        (24,263,796)
      Class C                                    (2,639,747)         (8,509,686)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                        $   15,306,572      $   43,044,042
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $   21,099,170      $   29,425,220
-------------------------------------------------------------------------------
Net Assets
-------------------------------------------------------------------------------
At beginning of period                       $  160,021,420      $  130,596,200
-------------------------------------------------------------------------------
   AT END OF PERIOD                          $  181,120,590      $  160,021,420
-------------------------------------------------------------------------------
Accumulated undistributed
net investment income
included in net assets
-------------------------------------------------------------------------------
AT END OF PERIOD                             $    1,766,698      $    2,157,271
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE STRATEGIC INCOME FUND AS OF APRIL 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                           SIX MONTHS ENDED
                                           APRIL 30, 1999
                                                       (UNAUDITED)
                                                -------------------------
                                          CLASS A           CLASS B        CLASS C
-----------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                              $  9.220          $  8.720          $11.010
-----------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------
Net investment income                  $  0.358          $  0.341          $ 0.416
Net realized and unrealized gain
   (loss)                                 0.396             0.327            0.424
-----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $  0.754          $  0.668          $ 0.840
-----------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------
From net investment income             $ (0.434)         $ (0.368)         $(0.460)
In excess of net investment income           --                --               --
From paid-in capital                         --                --               --
-----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $ (0.434)         $ (0.368)         $(0.460)
-----------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD       $   9.54          $  9.020          $11.390
-----------------------------------------------------------------------------------

TOTAL RETURN(3)                            8.35%             7.80%            7.80%
-----------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                            $  3,465          $153,099          $24,556
Ratios (As a percentage of average
   daily net assets): Expenses(4)          1.04%(5)          1.95%(5)         2.03%(5)
   Net investment income                   8.76%(5)          7.93%(5)         7.82%(5)
Portfolio turnover(6)                        --                --               --
-----------------------------------------------------------------------------------

                                                                        YEAR ENDED OCTOBER 31,

                                                     1998                       1997          1996          1995        1994(1)

                                     ------------------------------------    ----------    ----------    ----------    ----------

                                     CLASS A(2)     CLASS B      CLASS C      CLASS B       CLASS B       CLASS B       CLASS B

-----------------------------------
Net asset value -- Beginning of
   period                            $ 10.000      $  9.470     $11.950      $  9.310      $  8.500      $  8.290      $  9.410

-----------------------------------
Income (loss) from operations
-----------------------------------
Net investment income                $  0.668      $  0.684     $ 0.869      $  0.657      $  0.655      $  0.726      $  0.645

Net realized and unrealized gain
   (loss)                              (0.767)       (0.686)     (0.872)        0.288         0.858         0.167        (1.135)

-----------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                        $ (0.099)     $ (0.002)    $(0.003)     $  0.945      $  1.513      $  0.893      $ (0.490)

-----------------------------------
Less distributions
-----------------------------------
From net investment income           $ (0.654)     $ (0.748)    $(0.884)     $ (0.657)     $ (0.655)     $ (0.361)     $ (0.343)

In excess of net investment income     (0.027)           --      (0.053)       (0.128)       (0.048)           --            --

From paid-in capital                       --            --          --            --            --        (0.322)       (0.290)

-----------------------------------
TOTAL DISTRIBUTIONS                  $ (0.681)     $ (0.748)    $(0.937)     $ (0.785)     $ (0.703)     $ (0.683)     $ (0.633)

-----------------------------------
NET ASSET VALUE -- END OF PERIOD     $  9.220      $  8.720     $11.010      $  9.470      $  9.310      $  8.500      $  8.290

-----------------------------------
TOTAL RETURN(3)                         (1.29)%       (0.20)%     (0.15)%       10.44%        18.48%        11.34%        (5.33)%

-----------------------------------
Ratios/Supplemental Data
-----------------------------------
Net assets, end of period (000's
   omitted)                          $  2,009      $138,495     $19,518      $130,596      $129,671      $150,767      $233,139

Ratios (As a percentage of average
   daily net assets): Expenses(4)        1.03%         1.96%       2.03%         2.08%         2.17%         2.18%         2.00%

   Net investment income                 8.44%         7.40%       7.37%         6.91%         7.38%         7.85%         7.24%

Portfolio turnover(6)                      --            --          --            --            --            --            55%

-----------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the commencement of offering of Class A shares, January 23, 1998, to October 31, 1998.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of the Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.
(5)  Annualized.
(6) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE STRATEGIC INCOME FUND AS OF APRIL 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Strategic Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund currently invests all of its investable assets in interests in two Portfolios, Strategic Income Portfolio and High Income Portfolio (the Portfolios), New York Trusts which have investment objectives consistent with that of the Fund. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of the Strategic Income Portfolio and the High Income Portfolio (99.99% and 4.2% at April 30, 1999, respectively). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of the Strategic Income Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. See Note 8 for further information on the results of operations of High Income Portfolio. A copy of the financial statements of High Income Portfolio is available upon request from Eaton Vance Distributors.

   The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Strategic Income
   Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. High Income Portfolio's valuation policies are as follows: Investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolios, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for Federal income or excise tax is necessary. At October 31, 1998, the Fund, for Federal income tax purposes, had a capital loss carryover of $11,072,444, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryovers will expire on October 31, 2002 ($4,214,275), October 31, 2003 ($4,613,119) and October 31, 2006
   ($2,245,050).

 D Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

EATON VANCE STRATEGIC INCOME FUND AS OF APRIL 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 E Interim Financial Statements -- The interim financial statements relating to
   April 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares (without par value). Transactions in Fund shares were as follows:

                                          SIX MONTHS ENDED
                                          APRIL 30, 1999     YEAR ENDED
CLASS A                                   (UNAUDITED)        OCTOBER 31, 1998(1)
--------------------------------------------------------------------------------
Sales                                              165,711               276,254
Issued to shareholders electing to
 receive payments of distributions in
 Fund shares                                         8,495                 3,622
Redemptions                                        (28,896)              (62,030)
--------------------------------------------------------------------------------
NET INCREASE                                       145,310               217,846
--------------------------------------------------------------------------------

(1) For the period from the commencement of offering of Class A shares, January 23, 1998, to October 31, 1998.

                                          SIX MONTHS ENDED
                                          APRIL 30, 1999     YEAR ENDED
CLASS B                                   (UNAUDITED)        OCTOBER 31, 1998
-----------------------------------------------------------------------------
Sales                                            2,290,618          4,165,687
Issued to shareholders electing to
 receive payments of distributions in
 Fund shares                                       290,896            543,656
Redemptions                                     (1,502,450)        (2,609,018)
-----------------------------------------------------------------------------
NET INCREASE                                     1,079,064          2,100,325
-----------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          APRIL 30, 1999     YEAR ENDED
CLASS C                                   (UNAUDITED)        OCTOBER 31, 1998
-----------------------------------------------------------------------------
Sales                                              571,588          1,727,701
Issued to shareholders electing to
 receive payments of distributions in
 Fund shares                                        46,077             91,129
Redemptions                                       (235,197)          (748,223)
Issued to EV Classic Strategic Income
 Fund shareholders                                      --            702,848
-----------------------------------------------------------------------------
NET INCREASE                                       382,468          1,773,455
-----------------------------------------------------------------------------

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of each of the Portfolios' Notes to financial statements. Certain of the officers and Trustees of the Fund and of the Portfolio are officers of the above organizations (see Note 5). Except as to Trustees of the Fund and the Portfolios who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $1,912 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 1999.

EATON VANCE STRATEGIC INCOME FUND AS OF APRIL 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

5 Distribution and Service Plans
-------------------------------------------
   The Fund has adopted a Service Plan for the Fund's Class A shares (the "Class A Plan") that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. The Class A Plan provides that the Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the Principal Underwriter, financial service firms ("investment dealers") and other persons in amounts not exceeding 0.25% of average daily net assets for Class A shares for any fiscal year. The Trustees have initially implemented the Class A Plan by authorizing Class A to make quarterly service fee payments to the Principal Underwriter and investment dealers in amounts not expected to exceed 0.25% of the average daily net assets for any fiscal year which is based on the value of Class A shares sold by such persons and remaining outstanding for at least twelve months.

   The Fund has also adopted distribution plans (Class B Plan and Class C Plan, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans, which are approved annually, require the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of the Fund's Class B and Class C average daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges due EVD, of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. For the six months ended April 30, 1999, the Fund paid or accrued $546,077 and $81,346, respectively, to or payable to EVD representing 0.75% of average daily net assets of Class B and Class C shares, respectively. At April 30, 1999, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $22,882,000 and $2,004,000 for Class B and Class C shares, respectively.

   In addition, the Plans authorize the Fund to make payments of service fees to EVD, investment dealers, and other persons in amounts not exceeding 0.25% of their average daily net assets for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Under the Class B Plan, this fee is paid quarterly in arrears based on the value of Class B shares sold by such persons and remaining outstanding for at least twelve months. Under the Class C Plan, EVD currently expects to pay to an investment dealer (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of the Class C shares sold by such Firm and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such Firm and remaining outstanding for at least one year. During the first year after a purchase of Class C shares, EVD will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. Service fee payments for the six months ended April 30, 1999 amounted to $123,777 and $27,116, for Class B and Class C, respectively. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based on the lower of the net asset value at the date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemption's in the first and second years of redemption after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the funds Distribution Plans. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $78,000 and $3,000 of CDSC paid by shareholders of Class B and Class C shares, respectively, during the six months ended April 30, 1999.

EATON VANCE STRATEGIC INCOME FUND AS OF APRIL 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Strategic Income Portfolio for the six months ended April 30, 1999, aggregated $29,280,617 and $38,073,346, respectively. Increases in the Fund's investment in the High Income Portfolio aggregated $16,000,000.

8 Investment in Portfolios
-------------------------------------------
   For the six months ended April 30, 1999, the Fund was allocated net investment income and realized and unrealized gain (loss) from the Portfolios as follows:

                                          STRATEGIC
                                          INCOME         HIGH INCOME
                                          PORTFOLIO      PORTFOLIO      TOTAL
------------------------------------------------------------------------------------
Dividend income                           $         --    $   214,061   $    214,061
Interest income                              6,186,179      1,997,365      8,183,544
Expenses                                      (578,692)      (127,029)      (705,721)
------------------------------------------------------------------------------------
NET INVESTMENT INCOME                     $  5,607,487    $ 2,084,397   $  7,691,884
------------------------------------------------------------------------------------
Net realized gain (loss)--
   Investments (identified cost basis)    $ (1,777,846)   $   676,636   $ (1,101,210)
   Financial futures contracts                (831,916)            --       (831,916)
   Options                                     188,125             --        188,125
   Foreign currency transactions              (546,280)            --       (546,280)
------------------------------------------------------------------------------------
NET REALIZED GAIN                         $ (2,967,917)   $   676,636   $ (2,291,281)
------------------------------------------------------------------------------------
Change in unrealized appreciation
 (depreciation)
   Investments                            $  4,586,758    $ 2,873,671   $  7,460,429
   Financial futures contracts                 107,302             --        107,302
   Options                                    (110,000)            --       (110,000)
   Foreign currency, and forward foreign
    currency exchange contracts              1,016,721             --      1,016,721
------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)                           $  5,600,781    $ 2,873,671   $  8,474,452
------------------------------------------------------------------------------------

9 Transfer of Net Assets
-------------------------------------------
   On November 1, 1997, EV Marathon Strategic Income Fund acquired the net assets of EV Classic Strategic Income Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Marathon Strategic Income Fund, at the closing, issued 702,848 Class C shares of the Fund having an aggregate value of $8,399,641. As a result, the Fund issued one Class C share for each share of EV Classic Strategic Income Fund. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Classic Strategic Income Fund's net assets at the date of the transaction were $8,399,641, including $33,282 of unrealized appreciation, and a net asset value per share of $11.95. Directly after the merger, the combined net assets of the Eaton Vance Strategic Income Fund (formerly "EV Marathon Strategic Income Fund") were $138,995,841 with a net asset value of $9.47 and $11.95 for Class B shares and Class C shares, respectively.

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 1999

PORTFOLIO OF INVESTMENTS

BONDS & NOTES -- 90.4%

                                                    PRINCIPAL             U.S. $ VALUE
---------------------------------------------------------------------------------------

Bulgaria -- 2.0%                                            U.S. Dollar
---------------------------------------------------------------------------------------
Bulgaria Discount Bond (Brady), 5.875%, 7/28/24(1)            4,000,000   $   2,745,000
---------------------------------------------------------------------------------------
Total Bulgaria  (identified cost, $2,464,216)                             $   2,745,000
---------------------------------------------------------------------------------------
Greece -- 2.5%                                            Greek Drachma
---------------------------------------------------------------------------------------
Hellenic Republic, 9.20%, 3/21/02                         1,000,000,000   $   3,439,919
---------------------------------------------------------------------------------------
Total Greece  (identified cost, $3,762,330)                               $   3,439,919
---------------------------------------------------------------------------------------
Hong Kong -- 0.7%                                           U.S. Dollar
---------------------------------------------------------------------------------------
Guangdong Enterprises, 8.75%, 12/15/03                        3,000,000   $     915,000
---------------------------------------------------------------------------------------
Total Hong Kong  (identified cost, $2,766,774)                            $     915,000
---------------------------------------------------------------------------------------

Indonesia -- 3.3%                                           U.S. Dollar
---------------------------------------------------------------------------------------
APP Global Finance III, 9.289%, 4/17/02(1)                    1,600,000   $   1,096,000
DGS International Finance, 10.00%, 6/01/07                    2,000,000       1,480,000
Indah Kiat Finance Mauritius, Sr. Unsec. Notes,
  10.00%, 7/01/07                                             1,750,000       1,195,723
Indah Kiat International Finance, 6.15%, 3/14/00        Yen 125,000,000         893,044
---------------------------------------------------------------------------------------
Total Indonesia  (identified cost, $4,798,457)                            $   4,664,767
---------------------------------------------------------------------------------------

Malaysia -- 1.4%                                            U.S. Dollar
---------------------------------------------------------------------------------------
Petronas, 7.125%, 10/18/06                                    2,000,000   $   1,923,900
---------------------------------------------------------------------------------------
Total Malaysia  (identified cost, $1,803,735)                             $   1,923,900
---------------------------------------------------------------------------------------

Mexico -- 6.2%                                              U.S. Dollar
---------------------------------------------------------------------------------------
Mexican Discount Bond (Brady), Series B,
  w/attached warrants, 6.039%, 12/31/19(1)                    4,000,000   $   3,465,000
Mexican Discount Bond (Brady), Series D,
  w/attached warrants, 6.098%, 12/31/19(1)                    6,000,000       5,197,499
---------------------------------------------------------------------------------------
Total Mexico  (identified cost, $8,089,395)                               $   8,662,499
---------------------------------------------------------------------------------------

Peru -- 5.1%                                                U.S. Dollar
---------------------------------------------------------------------------------------
Peru FLIRB (Brady), 3.75%, 3/07/17(1)                         7,000,000   $   4,353,125
Peru PDI (Brady), 4.50%, 3/07/17(1)                           4,000,000       2,722,500
---------------------------------------------------------------------------------------
Total Peru  (identified cost, $5,906,817)                                 $   7,075,625
---------------------------------------------------------------------------------------

Philippines -- 3.9%                                         U.S. Dollar
---------------------------------------------------------------------------------------
JG Summit Cayman, 3.50%, 12/23/03                             3,000,000   $   2,250,000
Republic of Philippines, 9.875%, 1/15/19                      3,000,000       3,099,375
---------------------------------------------------------------------------------------
Total Philippines  (identified cost, $5,171,725)                          $   5,349,375
---------------------------------------------------------------------------------------
                                                    PRINCIPAL             U.S. $ VALUE
---------------------------------------------------------------------------------------

Republic of Korea -- 1.8%                                   U.S. Dollar
---------------------------------------------------------------------------------------
Samsung Electronics Ltd., 0.00%, 12/31/07                     1,550,000   $   1,565,500
SK Telecom, 7.75%, 4/29/04                                    1,000,000         996,000
---------------------------------------------------------------------------------------
Total Republic of Korea
  (identified cost, $2,397,480)                                           $   2,561,500
---------------------------------------------------------------------------------------

Thailand -- 2.7%                                            U.S. Dollar
---------------------------------------------------------------------------------------
Bangkok Bank, 8.75%, 3/15/07(2)                               2,000,000   $   1,800,000
Siam Commercial Bank, 7.50%, 3/15/06(2)                       2,400,000       1,992,000
---------------------------------------------------------------------------------------
Total Thailand  (identified cost, $3,609,915)                             $   3,792,000
---------------------------------------------------------------------------------------

United Kingdom -- 0.8%                                    Deutsche Mark
---------------------------------------------------------------------------------------
Esprit Telecom Group PLC, 11.00%, 6/15/08                     2,000,000   $   1,189,292
---------------------------------------------------------------------------------------
Total United Kingdom
  (identified cost, $1,117,631)                                           $   1,189,292
---------------------------------------------------------------------------------------

United States -- 57.1%                                      U.S. Dollar
---------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES -- 3.0%
Baltimore Natural Gas and Electric, 6.73%, 6/12/12              400,000   $     414,168
Commercial Credit Corp., 7.875%, 2/01/25                      1,000,000       1,104,130
Dayton Hudson Medium Term Notes, 9.52%, 6/10/15                 350,000         423,357
TRW Inc., Medium Term Notes, 9.35%, 6/04/20                   1,900,000       2,261,684
---------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS & NOTES  (IDENTIFIED COST, $3,976,978)              $   4,203,339
---------------------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS -- 52.5%
Federal Home Loan Mortgage Corp.:
   4.75%, with maturity at 2001                                   6,278   $       6,203
   8.00%, with various maturities to 2021                     7,793,823       8,125,423
   8.50%, with various maturities to 2019                     1,565,147       1,668,324
   9.00%, with maturity at 2019                                 472,411         508,070
   9.25%, with various maturities to 2016                     5,086,129       5,431,055
   9.50%, with maturity at 2015                               1,708,940       1,826,401
   9.75%, with maturity at 2020                                 648,493         701,125
   10.50%, with maturity at 2020                                906,717       1,003,233
   11.00%, with maturity at 2019                              1,905,716       2,109,784
   11.25%, with maturity at 2010                                262,983         290,921
   12.50%, with various maturities to 2019                    2,175,586       2,517,449
   12.75%, with maturity at 2013                                122,581         140,601
   13.25%, with maturity at 2013                                102,253         118,690
   13.50%, with maturity at 2019                                250,742         293,341
---------------------------------------------------------------------------------------
                                                                          $  24,740,620
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                                                    PRINCIPAL             U.S. $ VALUE
---------------------------------------------------------------------------------------
United States (continued)                                   U.S. Dollar
---------------------------------------------------------------------------------------
Federal National Government Loan:
   9.00%, with maturity at 2021                               1,664,887   $   1,795,469
   9.50%, with maturity at 2013                               1,874,215       2,040,884
   11.00%, with maturity at 2025                                868,644         978,322
---------------------------------------------------------------------------------------
                                                                          $   4,814,675
---------------------------------------------------------------------------------------
Federal National Mortgage Association:
   5.00%, with maturity at 2003                                  63,064   $      62,454
   5.50%, with maturity at 2012                                   4,086           4,057
   7.00%, with maturity at 2014                               3,861,215       4,002,871
   7.50%, with various maturities to 2018                     2,485,649       2,582,115
   8.00%, with various maturities to 2019                     2,138,354       2,239,754
   8.50%, with various maturities to 2026                    10,344,634      10,933,950
   9.00%, with various maturities to 2016                     2,589,600       2,759,808
   12.00%, with maturity at 2015                                728,136         831,943
   12.50%, with various maturities to 2019                    5,593,798       6,460,316
   12.75%, with maturity at 2014                                111,622         130,426
   13.00%, with various maturities to 2015                    2,222,410       2,592,156
   13.25%, with maturity at 2014                                197,995         234,870
   13.50%, with various maturities to 2015                    1,288,524       1,505,729
   14.75%, with various maturities to 2012                    1,781,007       2,162,330
---------------------------------------------------------------------------------------
                                                                          $  36,502,779
---------------------------------------------------------------------------------------
Government National Mortgage Association:
   6.50%, with various maturities to 2002                       467,729   $     472,096
   7.50%, with various maturities to 2017                       686,912         724,118
   8.30%, with maturity at 2020                                 987,493       1,053,567
   8.50%, with maturity at 2009                                 898,735         945,391
   9.00%, with maturity at 2016                                 598,223         644,868
   12.50%, with maturity at 2019                              2,360,049       2,733,736
   13.50%, with various maturities to 2014                      229,472         273,077
---------------------------------------------------------------------------------------
                                                                          $   6,846,853
---------------------------------------------------------------------------------------
TOTAL MORTGAGE PASS-THROUGHS (IDENTIFIED COST, $72,886,480)               $  72,904,927
---------------------------------------------------------------------------------------

                                                    PRINCIPAL             U.S. $ VALUE
---------------------------------------------------------------------------------------

U.S. TREASURY BOND -- 1.6%
United States Treasury Bond, 11.75%, 2/15/01(3)
  (identified cost, $2,603,438)                               2,000,000   $   2,223,740
---------------------------------------------------------------------------------------
Total United States
  (identified cost, $79,466,896)                                          $  79,332,006
---------------------------------------------------------------------------------------

Venezuela -- 2.9%                                           U.S. Dollar
---------------------------------------------------------------------------------------
PDVSA Finance Ltd., 9.75%, 2/15/10(2)                         4,000,000   $   4,008,766
---------------------------------------------------------------------------------------
Total Venezuela  (identified cost, $3,976,280)                            $   4,008,766
---------------------------------------------------------------------------------------
Total Bonds & Notes (identified cost $125,331,651)
                                                                          $ 125,659,649
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 9.6%

                                                            U.S. Dollar
---------------------------------------------------------------------------------------
Banque National De Paris Euro Time-deposit Cayman
  Islands, 4.813%, 5/03/99                                    7,700,000   $   7,700,000
Skandinaviska Enskilada Bankentime Deposit,
  4.875%, 5/03/99                                             5,602,927       5,602,927
---------------------------------------------------------------------------------------
Total Short-Term Investments
 (at amortized cost $13,302,927)                                          $  13,302,927
---------------------------------------------------------------------------------------
Total Investments -- 100.0%
 (identified cost $138,634,578)                                           $ 138,962,576
---------------------------------------------------------------------------------------

(1)  Variable rate security. Rate indicated is the rate at April 30, 1999.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. It is the Portfolio's intention to hold this security until maturity.
(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 1999
Assets
-------------------------------------------------------
Investments, at value (identified cost,
   $138,634,578)                          $ 138,962,576
Cash                                             13,729
Receivable for investments sold                 291,450
Interest receivable                           1,692,167
Net receivable for open forward foreign
   currency contracts                            58,616
-------------------------------------------------------
TOTAL ASSETS                              $ 141,018,538
-------------------------------------------------------

Liabilities
-------------------------------------------------------
Payable for investments purchased         $   2,905,842
Payable for daily variation margin on
   financial futures contracts                  182,287
Payable to affiliate for Trustees' fees              91
Other accrued expenses                           36,753
-------------------------------------------------------
TOTAL LIABILITIES                         $   3,124,973
-------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 137,893,565
-------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 137,933,001
Net unrealized depreciation (computed on
   the basis of identified cost)                (39,436)
-------------------------------------------------------
TOTAL                                     $ 137,893,565
-------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 1999
Investment Income
------------------------------------------------------
Interest                                  $  6,186,179
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  6,186,179
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    354,183
Administration fee                              99,693
Trustees fees and expenses                       8,684
Custodian fee                                   56,697
Legal and accounting services                   54,807
Amortization of organization expenses            1,558
Miscellaneous                                    3,070
------------------------------------------------------
TOTAL EXPENSES                            $    578,692
------------------------------------------------------

NET INVESTMENT INCOME                     $  5,607,487
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (1,777,846)
   Financial futures contracts                (831,916)
   Options                                     188,125
   Foreign currency transactions              (546,280)
------------------------------------------------------
NET REALIZED LOSS                         $ (2,967,917)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  4,586,758
   Financial futures contracts                 107,302
   Options                                    (110,000)
   Foreign currency and forward foreign
      currency exchange contracts            1,016,721
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  5,600,781
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  2,632,864
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  8,240,351
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

Increase (Decrease)                       SIX MONTHS ENDED     YEAR ENDED
in Net Assets                             APRIL 30, 1999       OCTOBER 31, 1998
--------------------------------------------------------------------------------
From operations --
   Net investment income                     $     5,607,487      $   11,309,422
   Net realized gain (loss)                       (2,967,917)          1,190,706
   Net change in unrealized appreciation
      (depreciation)                               5,600,781         (11,251,878)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $     8,240,351      $    1,248,250
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $    29,280,617      $   63,230,486
   Withdrawals                                   (38,073,346)        (47,288,792)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                 $    (8,792,729)     $   15,941,694
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS        $      (552,378)     $   17,189,944
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                       $   138,445,943      $  121,255,999
--------------------------------------------------------------------------------
AT END OF PERIOD                             $   137,893,565      $  138,445,943
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                             YEAR ENDED DECEMBER 31,
                                     SIX MONTHS ENDED       ---------------------------------------------------------
                                     APRIL 30, 1999           1998        1997        1996        1995       1994(1)
---------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------------------------------------------------
Expenses                                        0.88%(2)        0.83%       0.86%       0.86%       0.84%       0.82%(2)
Net investment income                           8.53%(2)        8.31%       8.06%       8.62%       9.08%       8.41%(2)
Portfolio Turnover                                29%             71%         77%         71%         78%         71%
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                 $137,894        $138,446    $121,256    $132,407    $152,583    $236,469
---------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 1, 1994, to October 31, 1994.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Strategic Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to provide a high level of income by investing in a global portfolio consisting primarily of high grade debt securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Debt securities (other than mortgage-backed,
   "pass-through," securities and short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Mortgage backed, "pass-through," securities are valued using an independent matrix pricing system applied by the advisor which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations and money-market securities maturing in sixty days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

 B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of discount when required for federal income tax purposes.

 C Gains and Losses From Investment Transactions -- Realized gains and losses from investment transactions are recorded on the basis of identified cost. For book purposes, gains and losses are not recognized until disposition. For federal tax purposes, the Portfolio is subject to special tax rules that may affect the amount, timing and character of gains recognized on certain of the Portfolio's investments.

 D Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 E Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount ("initial margin"), either in cash or securities, equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("variation margin") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest or currency exchange rates and investment purposes. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

 G Written Options -- The Portfolio may write call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

 H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 I Reverse Repurchase Agreements -- The Portfolio may enter into reverse repurchase agreements. Under such an agreement, the Portfolio temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed-upon price and time in the future. The Portfolio may enter into reverse repurchase agreements for temporary purposes, such as to fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Portfolio's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Portfolio. The securities underlying such agreements continue to be treated as owned by the Portfolio and remain in the Portfolio of investments. Interest charged on amounts borrowed by the Portfolio under reverse repurchase agreements is accrued daily and offset against interest income for financial statement purposes.

 J Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 K Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 L Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of investments). Such percentages are reduced as average daily net assets exceed certain levels. For the six months ended April 30, 1999, the fee was equivalent to 0.54% (annualized) of the Portfolio's average net assets for such period and amounted to $354,183. An administration fee, computed at an effective annual rate of 0.15% of average daily net assets was also paid to BMR for administrative services and office facilities. Such fee amounted to $99,693 for the six months ended April 30, 1999.

   Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 1999, no significant amounts have been deferred. Certain of the officers and Trustees of the Portfolios are officers of the above organizations.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $130

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   million unsecured line of credit agreement with a group of banks. The portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

4 Investment Transactions
-------------------------------------------
   The Portfolio invests primarily in foreign government and U.S. Government debt securities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or country. The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt securities than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers. At April 30, 1999, the Portfolio had invested approximately 26.1% of its net assets or approximately $35,959,000 in high yield securities. Purchases and sales of investments, other than short-term obligations, for the six months ended April 30, 1999 were as follows:

PURCHASES
-------------------------------------------------------
Investments (non-U.S. Government)         $  33,100,168
U.S. Government Securities                    3,601,875
-------------------------------------------------------
                                          $  36,702,043
-------------------------------------------------------

SALES
-------------------------------------------------------
Investments (non-U.S. Government)         $  37,042,578
U.S. Government Securities                   11,834,766
-------------------------------------------------------
                                          $  48,877,344
-------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 1999 is as follows:

              FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
-----------------------------------------------------------------------
                                 SALES
-----------------------------------------------------------------------
                                                          NET
                                                          UNREALIZED
SETTLEMENT                            IN EXCHANGE FOR     APPRECIATION
DATE(S)       DELIVER                 (IN U.S. DOLLARS)   (DEPRECIATION)
-----------------------------------------------------------------------
     6/22/99  Euro
               6,327,000                  $   6,721,185        $ 34,849
     6/30/99  Japanese Yen
               1,036,991,267                  8,736,867          40,666
     5/25/99  Republic of Korea Won
               3,700,000,000                  3,110,987         (97,957)
-----------------------------------------------------------------------
                                          $  18,569,039        $(22,442)
-----------------------------------------------------------------------

                               PURCHASES
-----------------------------------------------------------------------
                                                          NET
                                                          UNREALIZED
SETTLEMENT                            DELIVER             APPRECIATION
DATE(S)       IN EXCHANGE FOR         (IN U.S. DOLLARS)   (DEPRECIATION)
-----------------------------------------------------------------------
     5/28/99  Australian Dollar
               2,800,000                  $   1,853,743        $ 23,803
     5/06/99  Japanese Yen
               107,991,267                      903,111          (1,604)
     5/12/99  Philippine Peso
               62,560,000                     1,642,055          58,859
-----------------------------------------------------------------------
                                          $   4,398,909        $ 81,058
-----------------------------------------------------------------------

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

                                FUTURES CONTRACTS
----------------------------------------------------------------------------------
                                                                   NET UNREALIZED
EXPIRATION                                                         APPRECIATION
DATE(S)       CONTRACTS                                 POSITION   (DEPRECIATION)
----------------------------------------------------------------------------------
   6/08/99    35 Euro 10 year Bond Futures                  Long      $     88,294
   6/15/99    84 Australian 10 year Bond Futures            Long            49,427
   6/21/99    13 Japanese 10 year Bond Futures             Short          (428,222)
   6/30/99    73 US 30 year Bond Futures                    Long           (54,454)
----------------------------------------------------------------------------------
                                                                      $   (344,955)
----------------------------------------------------------------------------------

                              WRITTEN CALL OPTIONS
---------------------------------------------------------------------------------
                                          NUMBER OF CONTRACTS    PREMIUMS
---------------------------------------------------------------------------------
Outstanding, beginning of period                           160       $    188,125
---------------------------------------------------------------------------------
Options expired                                           (160)          (188,125)
---------------------------------------------------------------------------------
Outstanding, end of period                                   0       $          0
---------------------------------------------------------------------------------

   At April 30, 1999, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open futures and forward contracts, as well as margin requirements on open futures contracts.

6 Federal Income Tax Basis of Investments (Unaudited)
-------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at April 30, 1999, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                            $ 139,101,882
-------------------------------------------------------
Gross unrealized appreciation             $   3,034,047
Gross unrealized depreciation                (3,173,353)
-------------------------------------------------------
NET UNREALIZED DEPRECIATION               $    (139,306)
-------------------------------------------------------

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 1999

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF STRATEGIC INCOME PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and supplementary data present fairly, in all material respects, the financial position of Strategic Income Portfolio (the "Portfolio") at April 30, 1999, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 1999 and the year ended October 31, 1998, and the supplementary data for the six months ended April 30, 1999 and each of the four years ended October 31, and for the period from the start of business, March 1, 1994, to October 31, 1994, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                         PricewaterhouseCoopers LLP
                         Boston, Massachusetts
                         June 10, 1999

EATON VANCE STRATEGIC INCOME FUND AS OF APRIL 30, 1999

INVESTMENT MANAGEMENT

EATON VANCE STRATEGIC INCOME FUND

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University Graduate
School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Former Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

STRATEGIC INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Mark S. Venezia
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University Graduate
School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Former Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

EATON VANCE STRATEGIC INCOME FUND AS OF APRIL 30, 1999

INVESTMENT MANAGEMENT CONT'D

HIGH INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Michael W. Weilheimer
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Former Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF
STRATEGIC INCOME PORTFOLIO
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE
STRATEGIC INCOME FUND
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

TRANSFER AND DIVIDEND DISBURSING AGENT
First Data Investor Services Group, Inc.
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA  02110

EATON VANCE STRATEGIC INCOME FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

-------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------

2-2145-6/99                                                           SISRC-6/99